UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30,2012

Check here if Amendment [  ];               Amendment Number:1
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Live Your Vision, LLC
      300 Barr Harbor Dr., Suite 175
      West Conshohocken, PA 19428



Form 13F File Number:  28- 13855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marianne Scott
Title:  Chief Compliance Officer
Phone:  610.234.2100

Signature, Place, and Date of Signing:


 Marianne Scott	          West Conshohocken, PA         10/22/2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              59
                                                  -----------------------

Form 13F Information Table Value Total:             250976 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
AT&T INC NEW                      COM     00206R102          102        2897SH         SOLE            NONE       2897
ALLSTATE CORPORATION              COM      20002101          584       13846SH         SOLE            NONE      13846
BERKSHIRE HATHAWAY B NEWCLASS B   COM      84670702          115        1300SH         SOLE            NONE       1300
CHEVRON CORPORATION               COM     166764100          217        1923SH         SOLE            NONE       1923
COCA COLA COMPANY                 COM     191216100          275        7385SH         SOLE            NONE       7385
CONOCOPHILLIPS                    COM     20825C104          111        1958SH         SOLE            NONE       1958
DISCOVER FINANCIAL SVCS           COM     254709108          212        5329SH         SOLE            NONE       5329
EXPRESS SCRIPTS HLDG CO           COM     30219G108          409        6533SH         SOLE            NONE       6533
EXXON MOBIL CORPORATION           COM     30231G102          728        7947SH         SOLE            NONE       7947
FIRST AMERN SCIENTIFIC            COM     31846W102            2      103000SH         SOLE            NONE     103000
GUGNHEIM EXCH TRD FD S&P GLBL ETF COM     18383Q507          130        6001SH         SOLE            NONE       6001
INTERPLAY ENTERTAINMENT           COM     460615107            0       20000SH         SOLE            NONE      20000
INTL BUSINESS MACHINES            COM     459200101          167         864SH         SOLE            NONE        864
INVESCO INSD MUN INCM TRSBI       COM     46132P108          206       12681SH         SOLE            NONE      12681
INVESCO VAN KAMPEN TR INVT GRDE M COM     46131M106          530       33467SH         SOLE            NONE      33467
ISHARES CORE TOTAL ETF US BD MKT  COM     464287226          311        2778SH         SOLE            NONE       2778
ISHARES IBOXX INVESTOP $CORP BD   COM     464287242        10507       85659SH         SOLE            NONE      85659
ISHARES S&P 500 GROWTH  IDX FD    COM     464287309        17806      232756SH         SOLE            NONE     232756
ISHARES S&P EURO 350IDX FD        COM     464287861          225        5969SH         SOLE            NONE       5969
ISHARES S&P MIDCP 400 GRWTH IDX   COM     464287606          332        3009SH         SOLE            NONE       3009
ISHARES S&P SM CAP GROWTH 600     COM     464287887          366        4481SH         SOLE            NONE       4481
ISHARES TR BRCLYS BD 1-3 YR CRD   COM     464288646        27298      258091SH         SOLE            NONE     258091
ISHARES TR BRCLYS BD 1-3 YR TRS   COM     464287457         9700      114989SH         SOLE            NONE     114989
ISHARES TR BRCLYS TIPSBOND FUND   COM     464287176         8876       72936SH         SOLE            NONE      72936
ISHARES TR S&P MUNIFD SHT TM NATL COM     464288414          108        1016SH         SOLE            NONE       1016
ISHARES TR IBOXX $ HI YLD CORP    COM     464288513         6981       74984SH         SOLE            NONE      74984
ISHARES TR S&P NATL AMT FREE MUNI COM     464288158          114        1022SH         SOLE            NONE       1022
JOHNSON & JOHNSON                 COM     478160104          599        8369SH         SOLE            NONE       8369
MEDTRONIC INC                     COM     585055106          172        4072SH         SOLE            NONE       4072
MERCK & CO INC NEW                COM     58933Y105         1976       42470SH         SOLE            NONE      42470
PFIZER INCORPORATED               COM     717081103          292       11445SH         SOLE            NONE      11445
POWERSHS DB COMMDTY IDX           COM     73935S105        10334      369089SH         SOLE            NONE     369089
RXI PHARMACEUTICL NEW             COM     74979C105            1       10600SH         SOLE            NONE      10600
SPDR S&P 500 TR EXP 1.22.18       COM     78462F103          339        2369SH         SOLE            NONE       2369
SCH INTM TRSR ETF                 COM     808524854         1283       23808SH         SOLE            NONE      23808
SCH ST US TRSR ETF                COM     808524862         1600       31680SH         SOLE            NONE      31680
SCH US AGG BIND ETF               COM     808524839         7790      148062SH         SOLE            NONE     148062
SCH US DIV EQUITY ETF             COM     808524797        11633      404643SH         SOLE            NONE     404643
SCH US MID-CAP ETF                COM     808524508          859       31701SH         SOLE            NONE      31701
SCH US REIT ETF                   COM     808524847         6924      229121SH         SOLE            NONE     229121
SCH US TIPS ETF                   COM     808524870          114        1954SH         SOLE            NONE       1954
SCHW EMG MKT EQ ETF               COM     808524706         4946      194424SH         SOLE            NONE     194424
SCHW INTL EQ TEF                  COM     808524805          884       33436SH         SOLE            NONE      33436
SCHW US LCAP GRO ETF              COM     808524300         7275      213471SH         SOLE            NONE     213471
SCHW US LCAP VAL ETF              COM     808524409         1034       32231SH         SOLE            NONE      32231
SCHW US SCAP ETF                  COM     808524607          744       20144SH         SOLE            NONE      20144
SPDR GOLD TRUST SPDR GOLD SHARES  COM     78463V107         7680       45871SH         SOLE            NONE      45871
VANGUARD BOND IX FDINT TERM BD    COM     921937819          740        8236SH         SOLE            NONE       8236
VANGUARD BOND IX SHORTTERM BD ETF COM     921937827         1963       24151SH         SOLE            NONE      24151
VANGUARD BOND IX TTL BD MKT       COM     921937835          489        5775SH         SOLE            NONE       5775
VANGUARD MSCI PACIFIC             COM     922042866          224        4377SH         SOLE            NONE       4377
VANGUARD REIT                     COM     922908553         5615       86354SH         SOLE            NONE      86354
VERIZON COMMUNICATIONS            COM     92343V104          224        5013SH         SOLE            NONE       5013
WISDOMTREE DRYFUS EMG CURR FD     COM     97717W133        12634      607687SH         SOLE            NONE     607687
WISDOMTREE EMG MKTS EQ INC FD     COM     97717W315         9406      173793SH         SOLE            NONE     173793
WISDOMTREE GLBL EQ INC FD         COM     97717W877        10469      246280SH         SOLE            NONE     246280
WISDOMTREE LARGECAP DIV           COM     97717W307        46848      858807SH         SOLE            NONE     858807
WISDOMTREE MIDCAP DIV             COM     97717W505         4795       83604SH         SOLE            NONE      83604
WISDOMTREE SMALLCAP DIV           COM     97717W604         4679       93253SH         SOLE            NONE      93253


TOTAL                                           250976      $(x1000)
